PENSION PLAN	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
PENSION PLAN	PENSION PLAN

As at December 31
($ millions)	2022	2021
Registered defined benefit net asset	(17)	(11)
Supplemental defined benefit net obligation	11	17
Net employee benefit (assets) obligations	(6)	6
Pembina maintains defined contribution plans and non-contributory defined benefit pension plans covering its employees. Pembina contributes five to 10 percent of an employee's earnings to the defined contribution plan, until the employee's age plus years of service equals 50, at which time they become eligible for the defined benefit plans. Pembina has ended eligibility for new entrants to the defined benefit plan for those whose age and years of service did not equal 40 as at January 1, 2021. Pembina recognized $12 million in expense for the defined contribution plan during the year (2021: $11 million). The defined benefit plans include a funded registered plan for all eligible employees and an unfunded supplemental retirement plan for those employees affected by the Canada Revenue Agency maximum pension limits. The defined benefit plans are administered by separate pension funds that are legally separated from Pembina. Benefits under the plans are based on the length of service and the annual average best three years of earnings during the last 10 years of service of the employee. Benefits paid out of the plans are not indexed. Pembina measures its accrued benefit obligations and the fair value of plan assets for accounting purposes as at December 31 of each year. The most recent actuarial funding valuation was at December 31, 2021. The defined benefit plans expose Pembina to actuarial risks such as longevity risk, interest rate risk, and market (investment) risk.
Defined Benefit Obligations

As at December 31 ($ millions)	2022		2021
	Registered Plans	Supplemental Plan	Registered Plan	Supplemental Plan
Present value of unfunded obligations	—	11	—	17
Present value of funded obligations	207	—	257	—
Total present value of obligations	207	11	257	17
Fair value of plan assets	224	—	268	—
Recognized defined benefit assets (obligations)	17	(11)	11	(17)
Pembina funds the defined benefit obligation plans in accordance with government regulations by contributing to trust funds administered by an independent trustee. The funds are invested primarily in equities and bonds. Defined benefit plan contributions totaled $15 million for the year ended December 31, 2022 (2021: $23 million).
Pembina has determined that, in accordance with the terms and conditions of the defined benefit plans, and in accordance with statutory requirements of the plans, the present value of refunds or reductions in future contributions is not lower than the balance of the total fair value of the plan assets less the total present value of obligations. As such, no decrease in the defined benefit asset is necessary at December 31, 2022 (2021: nil).
Registered Defined Benefit Pension Plan Assets Comprise

As at December 31
(Percent)	2022	2021
Equity securities	59	61
Debt	34	39
Other	7	—
	100	100
Movement in the Present Value of the Defined Benefit Pension Obligation

	2022		2021
($ millions)	Registered Plans	Supplemental Plan	Registered Plan	Supplemental Plan
Defined benefits obligations at January 1	257	17	278	18
Benefits paid by the plan	(19)	(1)	(28)	(1)
Current service costs	23	1	27	1
Interest expense	8	—	7	1
Actuarial gains in other comprehensive income	(62)	(6)	(27)	(2)
Defined benefit obligations at December 31	207	11	257	17
Movement in the Present Value of Registered Defined Benefit Pension Plan Assets

($ millions)	2022	2021
Fair value of plan assets at January 1	268	252
Contributions paid into the plan	15	23
Benefits paid by the plan	(19)	(28)
Return on plan assets	(49)	15
Interest income	9	6
Fair value of registered plan assets at December 31	224	268
Expense Recognition in Earnings

For the years ended December 31
($ millions)	2022	2021
Registered Plan
Current service costs	24	28
Interest on obligation	8	8
Interest on plan assets	(9)	(6)
	23	30
The expense is recognized in the following line items in the consolidated statement of comprehensive income:

For the years ended December 31
($ millions)	2022	2021
Registered Plan
Operating expenses	11	16
General and administrative expense	12	14
	23	30
Expense recognized for the Supplemental Plan was less than $2 million for each of the years ended December 31, 2022 and 2021.
Actuarial Gains and Losses Recognized in Other Comprehensive Income

	2022			2021
($ millions)	Registered Plans	Supplemental Plan	Total	Registered Plan	Supplemental Plan	Total
Balance at January 1	(9)	(2)	(11)	(41)	(4)	(45)
Remeasurements:
Financial assumptions	54	3	57	19	2	21
Experience adjustments	(7)	2	(5)	2	—	2
Return on plan assets excluding interest income	(37)	—	(37)	11	—	11
Recognized gain during the period after tax	10	5	15	32	2	34
Balance at December 31	1	3	4	(9)	(2)	(11)
Principal actuarial assumptions used:

As at December 31
(weighted average percent)	2022	2021
Discount rate	5.3	3.2
Future pension earning increases	4.0	4.0
Assumptions regarding future mortality are based on published statistics and mortality tables. The current longevities underlying the values of the liabilities in the defined plans are as follows:

As at December 31
(years)	2022	2021
Longevity at age 65 for current pensioners
Males	22.0	22.0
Females	24.4	24.3
Longevity at age 65 for current member aged 45
Males	23.0	23.0
Females	25.3	25.3
The calculation of the defined benefit obligation is sensitive to the discount rate, compensation increases, retirements and termination rates as set out above. A change in the estimated discount rate of 5.3 percent by 100 basis points at December 31, 2022 is considered reasonably possible in the next financial year. An increase by 100 basis points would result in a $24 million reduction to the obligation whereas, a decrease would lead to a $30 million increase to the obligation.
Pembina expects to contribute $22 million to the defined benefit plans in 2023.